Share-based payments transactions - Share Options, Narrative (Details) - Global Blue Management Incentive Plan shares in Thousands, € in Millions, share in Millions							12 Months Ended
	Feb. 16, 2025 EUR (€) $ / shares	Jun. 25, 2024	Feb. 22, 2024 EUR (€) tranche $ / shares shares	Jun. 25, 2022	Oct. 23, 2020 vesting_period tranche_option tranche exercise_price shares	Jun. 25, 2019 share $ / shares	Mar. 31, 2025 EUR (€)
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share						0.5
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares						$ 10.59
SOP 2019 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | €			0.3
Number of tranches of options | tranche			2
Share (in USD per share) | $ / shares			$ 7.50
Percentage of reduction of share options			29.20%
SOP 2019 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				50.00%
SOP 2019 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
SOP 2020 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			5,584
Number of tranches of options | tranche			4
Percentage of reduction of share options			29.40%
SOP 2020 MOD | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			1,842
Modified exercise price of outstanding share options (in USD per share) | $ / shares			$ 6.00
SOP 2020 MOD | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			1,535
Modified exercise price of outstanding share options (in USD per share) | $ / shares			$ 7.50
SOP 2020 MOD | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			1,245
Modified exercise price of outstanding share options (in USD per share) | $ / shares			$ 9.00
SOP 2020 MOD | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			962
Modified exercise price of outstanding share options (in USD per share) | $ / shares			$ 10.50
SOP 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			2,173
SOP 2020 MOD | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			716
SOP 2020 MOD | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			597
SOP 2020 MOD | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			485
SOP 2020 MOD | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			375
SOP 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			683
SOP 2020 MOD | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			225
SOP 2020 MOD | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			188
SOP 2020 MOD | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			152
SOP 2020 MOD | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			118
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					7,970
Number of tranches of options | tranche					4
Number of vesting period | vesting_period					4
Number of options per tranche | tranche_option					4
Number of exercice price per tranche of options | exercise_price					4
Percentage of reduction of share options					27.60%
SOP 2020 | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					2,589
SOP 2020 | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					2,192
SOP 2020 | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					1,793
SOP 2020 | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					1,396
SOP 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					2,989
SOP 2020 | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					971
SOP 2020 | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					822
SOP 2020 | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					673
SOP 2020 | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					523
SOP 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					997
SOP 2020 | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					324
SOP 2020 | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					274
SOP 2020 | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					224
SOP 2020 | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)					175
SAP 2025 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share) | $ / shares	$ 7.5
Share-based payment transactions | €	$ 2.6						€ 2.5
Gain (loss) on fair value measurement, share-based payment plans | €							€ 0.1